Commodity risk management contracts (Schedule of Group's Derivative Contracts) (Details) - Cash flow hedges	12 Months Ended
Dec. 31, 2023 $ / bbl bbl
January 1, 2023 - March 31, 2023
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, Volume | bbl	9,500
January 1, 2023 - March 31, 2023 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	66.05
January 1, 2023 - March 31, 2023 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	112.59
April 1, 2023 - June 30, 2023
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, Volume | bbl	10,000
April 1, 2023 - June 30, 2023 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	69.25
April 1, 2023 - June 30, 2023 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	110.56
July 1, 2023 - September 30, 2023
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, Volume | bbl	9,000
July 1, 2023 - September 30, 2023 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	70.00
July 1, 2023 - September 30, 2023 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	94.69
October 1, 2023 - December 31, 2023
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, Volume | bbl	9,000
October 1, 2023 - December 31, 2023 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	69.44
October 1, 2023 - December 31, 2023 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	91.82
January 1, 2024 - March 31, 2024
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, Volume | bbl	8,500
January 1, 2024 - March 31, 2024 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	65.59
January 1, 2024 - March 31, 2024 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	92.04
April 1, 2024 - June 30, 2024
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, Volume | bbl	9,000
April 1, 2024 - June 30, 2024 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	67.50
April 1, 2024 - June 30, 2024 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	96.99
July 1, 2024 - September 30, 2024
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, Volume | bbl	7,000
July 1, 2024 - September 30, 2024 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	66.43
July 1, 2024 - September 30, 2024 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	99.32
October 1, 2024 - December 31, 2024
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium Collars
Derivative contracts, Volume | bbl	1,000
October 1, 2024 - December 31, 2024 | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	70.00
October 1, 2024 - December 31, 2024 | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	96.00